Business Segments (Narrative) (Detail) (Integrated Global Business Group [Member])	6 Months Ended
Sep. 30, 2013
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500 offices